INVESTMENTS IN EQUITY AND COST INVESTEES	12 Months Ended
Jun. 30, 2014
Investments, Debt and Equity Securities [Abstract]
Investment [Text Block]
NOTE 12 -	INVESTMENTS IN EQUITY AND COST INVESTEES

The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2014	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$9,751,658	(2,570,575)	47,913	7,228,996
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	860,770	3,144,435	-	4,005,205
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,602,905	1,926,062	-	3,528,967
New Huake Electronic Technology Co., Ltd.	37.50%	243,791	(243,791)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	487,583	(441,182)	-	46,401
Southcon Development Sdn. Bhd.	30.00%	280,227	(27,742)	-	252,485
		$13,226,934	1,787,207	47,913	15,062,054

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,576,955	-	-	2,576,955
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,761,386	-	-	1,761,386
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
Zhejiang Sanxing Technology Co., Ltd.	6.00%	97,517	-	-	97,517
		$4,435,858	-	-	4,435,858

June 30, 2013	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,826,468	2,917,828	47,713	8,792,009
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	857,161	2,863,374	-	3,720,535
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,596,186	1,666,155	-	3,262,341
New Huake Electronic Technology Co., Ltd.	37.50%	242,770	(242,770)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	485,539	(450,675)	-	34,864
Southcon Development Sdn. Bhd.	30.00%	283,117	(29,135)	-	253,982
		$9,291,241	6,724,777	47,713	16,063,731

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,541,005	-	-	1,541,005
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,754,003	-	-	1,754,003
Zhongjijing Investment Consulting Co., Ltd.	5.00%	323,693	-	-	323,693
Zhejiang Sanxin Technology Co., Ltd.	6.00%	97,107	-	-	97,107
		$3,715,808	-	-	3,715,808

In August 2011, the Company entered into an agreement to dispose all of its 20% interest in Hollysys Equipment Technology Co., Ltd., for cash consideration of RMB280,700 (equivalent to $44,381), and a loss of $3,039 was recognized in gain on disposal of long term investments in the consolidated statements of comprehensive income for the year ended June 30, 2012.

In November 2011, the Company entered into an agreement to dispose of 10% of its existing 50% equity interest in China Techenergy Co., Ltd. (“China Techenergy”) to the other equity interest owner, for cash consideration of RMB27,800,000 (equivalent to $4,395,326), and a gain of $2,047,016 was recognized in gain on disposal of long term investment in the consolidated statements of comprehensive income for the year ended June 30, 2012. Upon the disposal, the Company held a 40% equity interest of China Techenergy.

In February 2012, Beijing Hollysys Machine Automation Co., Ltd. (“Hollysys Machine”) was established with a registered capital of RMB10,000,000 (equivalent to $1,588,310), of which RMB3,000,000 (equivalent to $476,493) was injected by the Company. The Company held a 30% interest in Hollysys Machine, and accounted for it under the equity method. Hollysys Machine mainly engages in sales of programmable logic controller products.

In April 2013, the Company acquired a 30% equity interest of Southcon Development Sdn. Bhd., as a result of the acquisition of Bond.

For the year ended June 30, 2013, the Company recorded dividend income of $833,567 from Heilongjiang Ruixing Technology Co., Ltd., an investee which is accounted for by the Company under the cost method, out of which $195,816 was received during the year ended June 30, 2014.

For the year ended June 30, 2014, the Company received dividend of $2,407,757 from China Techenergy Co., Ltd, an investee which is accounted for by the Company under the equity method.

In December 2013, the Company made an additional cash injection of RMB 24,000,000 (equivalent to $3,900,663) into China Techenergy which increased the investment cost in China Techenergy to RMB 60,000,000 (equivalent to $9,751,658).  The other investor has also made additional cash injection that corresponds with their portion of the investment in China Techenergy, therefore the Company’s percentage of interest in China Techenergy remains the same at 40% and the Company continues to use equity method to account for the investment.

For the year ended June 30, 2014, the Company recognized an impairment loss of RMB 2,000,000 (equivalent to $325,373) against the investment in Zhongjijing Investment Consulting Co., Ltd (“Zhongjijing”). As a result, the balance of investment in Zhongjijing was reduced to nil as of June 30, 2014. Zhongjijing has ceased operations and the Company expected that the recoverable amount of the investment in Zhongjijing to be nil.

The Company holds a 20% equity interest of Shenhua Hollysys Information Technology Co. Ltd. (“Shenhua Information”), but uses the cost method to account for the investment because:

1) Only one out of the five board representatives is elected by the Company and the remaining 80% equity interest is held by a large state-owned company which, in the view of the management, operates Shenhua Information without regards to the views of the Company;

2) Key management of Shenhua Information including the chief executive officer, chief financial officer, chief operating officer and head of accounting are all appointed by the other shareholder.

3) Based on the articles of association of Shenhua Information, there are no matters that require unanimous approval of all shareholders and there are no participating rights for noncontrolling shareholders.